Depreciation, Amortization and Asset Removal Costs	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation, Amortization and Asset Removal Costs	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2023	2022
Depreciation of property, plant and equipment[1]	766	708
Amortization of intangible assets	76	81
Amortization of regulatory assets	14	33
Depreciation and amortization	856	822
Asset removal costs	130	135
	986	957
[1] Includes gain on sale of assets of $1 million (2022 - $39 million).